Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Jointly Owned Utility Plant Interests [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 0.0	$ 10.6	$ 0.0
Fixed-asset impairment (Note 14)	0.0	0.0	66.3
Estimated costs of removal	$ 143.6	$ 139.1	$ 132.8